Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans ( 75.9% )
a
Value
Alabama (1.5%)
Church Loan # 200030770
$ 478,069 4.000%, 12/1/2039
b
$ 516,134
Total 516,134
Arizona (2.5%)
Church Loan # 200030450
303,841 3.875%, 3/15/2032
b
308,080
Church Loan # 200030680
523,334 3.950%, 11/1/2034
b
558,399
Total 866,479
Arkansas (2.1%)
Church Loan # 200031540
701,683 3.200%, 12/15/2029
b
736,765
Total 736,765
California (10.1%)
Church Loan # 200030700
553,172 3.750%, 6/15/2045
b
565,863
Church Loan # 200030850
425,833 4.550%, 11/15/2033
b
469,632
Church Loan # 200031050
467,419 4.650%, 11/15/2038
b
518,280
Church Loan # 200031180
1,194,993 5.050%, 1/1/2044
b
1,332,747
Church Loan # 200031270
710,647 4.400%, 5/15/2045
b
721,534
Total 3,608,056
Colorado (1.5%)
Church Loan # 200031580
486,606 4.350%, 7/15/2039
b
527,208
Total 527,208
District Of Columbia (0.7%)
Church Loan # 200031460
218,284 4.750%, 6/1/2034
b
236,945
Total 236,945
Florida (2.6%)
Church Loan # 200031470
457,848 4.950%, 7/15/2039
b
503,790
Church Loan # 200031670
410,160 3.700%, 1/15/2036
b
410,524
Total 914,314
Illinois (4.3%)
Church Loan # 200031070
640,646 4.500%, 11/15/2043
b
707,692
Church Loan # 200031210
583,303 3.950%, 2/15/2040
b
628,339
Church Loan # 200031211
166,365 3.200%, 2/15/2035
b
173,003
Total 1,509,034
Indiana (2.0%)
Church Loan # 200031420
688,835 3.500%, 5/15/2040
b
714,764
Total 714,764
Principal
Amount Church Loans (75.9%)
a
Value
Kansas (0.9%)
Church Loan # 200031590
$ 301,554 3.800%, 8/15/2045
b
$ 303,355
Total 303,355
Kentucky (1.0%)
Church Loan # 200030120
316,662 4.600%, 8/1/2034
b
342,073
Total 342,073
Maryland (2.9%)
Church Loan # 200030760
1,014,859 4.300%, 1/1/2044
b
1,057,539
Total 1,057,539
Massachusetts (0.8%)
Church Loan # 200031490
274,002 4.300%, 6/1/2035
b
285,078
Total 285,078
Minnesota (7.8%)
Church Loan # 200030790
614,899 3.800%, 11/15/2039
b
652,391
Church Loan # 200031020
117,063 3.800%, 1/1/2035
b
124,802
Church Loan # 200031120
224,337 4.570%, 11/15/2032
b
247,930
Church Loan # 200031121
226,309 4.440%, 11/15/2032
b
248,754
Church Loan # 200031122
225,804 4.180%, 11/15/2032
b
239,775
Church Loan # 200031290
224,623 5.000%, 1/15/2031
b
246,092
Church Loan # 200031300
242,993 3.800%, 3/1/2030
b
253,499
Church Loan # 200031520
295,129 3.400%, 7/1/2035
b
299,861
Church Loan # 200031560
429,631 4.150%, 8/15/2039
b
459,213
Total 2,772,317
Mississippi (0.8%)
Church Loan # 200031400
254,828 4.900%, 3/15/2034
b
277,161
Total 277,161
Missouri (1.5%)
Church Loan # 200031480
518,980 3.875%, 5/15/2040
b
535,525
Total 535,525
New Jersey (0.8%)
Church Loan # 200030590
264,388 4.550%, 10/15/2034
b
281,740
Total 281,740
New York (3.6%)
Church Loan # 200018200
67,280 4.950%, 6/15/2029
b
71,096
Church Loan # 200031200
779,999 4.550%, 9/15/2044
b,c
818,301

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans (75.9%)
a
Value
New York (3.6%) - continued
Church Loan # 200031350
$ 376,223 4.850%, 5/15/2039
b
$ 416,504
Total 1,305,901
North Carolina (0.9%)
Church Loan # 200031320
287,323 4.200%, 3/15/2040
b
310,288
Total 310,288
Ohio (0.9%)
Church Loan # 200031030
277,880 5.300%, 11/15/2033
b
307,601
Total 307,601
Oregon (1.2%)
Church Loan # 200031370
376,159 5.100%, 4/15/2039
b
417,282
Total 417,282
Pennsylvania (0.4%)
Church Loan # 200031390
133,270 3.400%, 3/1/2030
b
139,021
Total 139,021
South Dakota (3.4%)
Church Loan # 200030780
579,213 2.990%, 4/1/2031
b
601,993
Church Loan # 200030920
591,927 3.125%, 1/1/2035
b
617,271
Total 1,219,264
Tennessee (2.0%)
Church Loan # 200031360
389,928 4.750%, 3/15/2037
b
433,383
Church Loan # 200031610
300,000 4.500%, 12/1/2040
b
296,429
Total 729,812
Texas (13.1%)
Church Loan # 200030080
376,370 4.550%, 7/1/2039
b
401,779
Church Loan # 200030110
657,039 4.350%, 9/15/2039
b
716,231
Church Loan # 200030830
416,167 4.125%, 11/1/2044
b
422,057
Church Loan # 200031140
422,208 5.250%, 12/15/2033
b
466,427
Church Loan # 200031170
689,243 3.550%, 2/1/2035
b
731,401
Church Loan # 200031330
200,297 4.950%, 3/15/2044
b
216,987
Church Loan # 200031331
200,484 5.125%, 3/15/2044
b
221,650
Church Loan # 200031380
339,682 4.000%, 10/1/2040
b
333,705
Church Loan # 200031600
315,333 3.700%, 11/1/2035
b
314,182
Church Loan # 200031700
475,000 3.750%, 1/1/2036
b
476,484
Principal
Amount Church Loans (75.9%)
a
Value
Texas (13.1%) - continued
Church Loan # 200031740
$ 399,069 3.800%, 1/1/2031
b
$ 399,958
Total 4,700,861
Virginia (2.6%)
Church Loan # 200031090
388,915 3.400%, 1/15/2032
b
411,902
Church Loan # 200031110
281,143 3.400%, 1/15/2032
b
297,761
Church Loan # 200031650
199,960 2.550%, 12/15/2030
b
200,704
Total 910,367
Wisconsin (4.0%)
Church Loan # 200030840
287,596 3.400%, 11/15/2038
b
307,725
Church Loan # 200030841
275,733 3.100%, 11/15/2038
b
287,977
Church Loan # 200030842
142,389 2.900%, 11/15/2038
b
146,210
Church Loan # 200031410
118,992 4.000%, 5/1/2030
b
123,690
Church Loan # 200031510
417,236 4.750%, 6/1/2039
b
461,918
Church Loan # 200031530
85,369 4.200%, 5/15/2026
b
89,212
Total 1,416,732
Total Church Loans
(cost $25,404,527) 26,941,616
Principal
Amount Long-Term Fixed Income ( 22.1% ) Value
Mortgage-Backed Securities (22.1%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,075,000 2.000%,  1/1/2036
d
2,169,038
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,475,000 2.000%,  1/1/2051
d
5,686,508
Total 7,855,546
Total Long-Term Fixed Income
(cost $7,824,891) 7,855,546
Shares or
Principal
Amount Short-Term Investments ( 23.5% ) Value
Federal Home Loan Bank Discount
Notes
6,100,000 0.000%, 1/7/2021 6,099,964
Thrivent Core Short-Term Reserve
Fund
222,760 0.240%
e
2,227,596
Total Short-Term Investments
(cost $8,327,167) 8,327,560
Total Investments (cost
$41,556,585) 121.5% $43,124,722
Other Assets and Liabilities, Net
(21.5%) (7,633,571)
Total Net Assets 100.0% $35,491,151

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church
Loan and Income Fund as discussed in the Notes to Schedule of Investments.
* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on December 31, 2020 of $834,301.
      # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Church Loan level 3 securities’ fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity.  Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of 0.03% to 2.61% (weighted average of 1.04%), U.S. Treasury yields, and corporate credit curve yields with a range of 0.12% to 2.84% (weighted average of 1.04%).  Unobservable inputs were weighted by the rela-
a All Mortgagees have the right to repay the loan at any
time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes an interest only loan.  Interest only loans represent the right to receive monthly interest payments on an
underlying loan position beginning on a specified date for
an agreed upon period.  The outstanding principal amount
shown is the outstanding principal balance as of the end of
the period.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e The interest rate shown reflects the seven day yield as of the end of the period.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,578,872
Gross unrealized depreciation (10,735)
Net unrealized appreciation (depreciation) $1,568,137
Cost for federal income tax purposes $41,556,585
Fair Valuation Measurements
The following table is a summary of the inputs used as of December 31, 2020, in valuing Church Loan and Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Church Loans $26,941,616 $– $– $26,941,616
Long-Term Fixed Income
Mortgage-Backed Securities 7,855,546 – 7,855,546 –
Short-Term Investments 6,099,964 – 6,099,964 –
Subtotal Investments in Securities $40,897,126 $– $13,955,510 $26,941,616
Other Investments  * Total
Affiliated Short-Term Investments 2,227,596
Subtotal Other Investments $2,227,596
Total Investments at Value $43,124,722
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investments
in Securities
Beginning
Value
3/31/2020
Realized
Gain/ (Loss)
Change in
Unrealized
Appreciation/
(Depreciation)*  Purchases
Sales /
Paydowns
Transfers
Into
Level 3
#
Transfers
Out of Level

@
Ending
Value
12/31/2020
 Church Loans 20,928,020   - 834,301   6,403,302   (1,224,007)  -  -  26,941,616
Total  $20,928,020  $-  $834,301  $6,403,302   ($1,224,007)  $-   $-   $26,941,616

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

tive fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income
Fund, is as follows:
Fund
Value
3/31/2020
Gross
Purchases
Gross
Sales
Value
12/31/2020
Shares Held at
12/31/2020
% of Net
Assets
12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $2,275 $3,315 $3,366 $2,228 223 6.3%
Total Affiliated Short-Term Investments 2,275 2,228 6.3
Total Value $2,275 $2,228
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
4/1/2020
- 12/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.240% $(1) $5 $– $10
Total Income/Non Income Cash from Affiliated Investments $10
Total $(1) $5 $–

Notes to Schedule of Investments
as of December 31, 2020
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
    All church loan valuations are considered fair valuations due to the lack of observable market activity or independent market quotes.  There are no market prices available for church loans.
The Fund's Investment Adviser, Thrivent Asset Management,
LLC ("Thrivent Asset Mgt." or the "Adviser"), has approved two methodologies for fair valuing church loans: a Market Approach or an Income Approach.  The Market Approach utilizes a process that takes into consideration factors including principal amount, interest rate, term, credit quality of the borrower, prepayment speeds, and credit spreads based on market transactions.
The Income Approach is utilized when it is probable that the church loan will become subject to foreclosure and takes into consideration factors including the estimated value of property securing the loan, estimated cost of disposition of the property and estimated time to dispose of the property.  The Board may use a third party vendor to execute the daily valuation methodology or the Valuation Committee ("Committee"), further described below, may make a fair valuation determination.
The Board has delegated responsibility for daily valuation
of the Fund's securities to the Adviser. The Adviser has formed a Committee that is responsible for overseeing the Fund's
valuation process in accordance with Valuation Policies and
Procedures. The Committee meets monthly and on an as-needed
basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant the use of fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or are determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with accounting principles generally accepted in the United States of America ("GAAP"), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are
U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.